STOCK OPTIONS AND WARRANTS (Details 2) - Stock Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Number of shares outstanding, Beginning balance	677,778	4,950,000	3,750,000
Weighted average exercise price outstanding, Beginning balance	$ 0.550	$ 0.001	$ 0.001
Weighted average remaining contractual life, outstanding	3 years 7 months 6 days	1 year 7 months 24 days	9 months 25 days	1 year 6 months
Number of shares, issued	1,466,666	277,778	1,200,000
Weighted average exercise price, issued	$ 0.15	$ 0.200	$ 0
Number of shares, exercised	0	4,550,000	0
Weighted average exercise price, exercised	$ 0	$ 0	$ 0
Number of shares, cancelled	0	0	0
Weighted average exercise price, cancelled	$ 0	$ 0	$ 0
Number of shares outstanding, Ending balance	2,422,222	677,778	4,950,000	3,750,000
Weighted average exercise price outstanding, Ending balance	$ 0.29	$ 0.550	$ 0.001	$ 0.001
Number of shares, exercisable	2,422,222	677,778	4,950,000
Weighted average exercise price, exercisable	$ 0.29	$ 0.550	$ 0.001
Weighted average remaining contractual life, exercisable	3 years 7 months 6 days	1 year 7 months 24 days	3 years